Credit Risk - Schedule of Exposure classes: ING Bank Portfolio Per Risk Category, as % of Total Regulatory EAD (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Total	100.00%	100.00%
Advanced Internal Rating Based (AIRB) [member]
Disclosure of credit risk exposure [line items]
Lending		75.80%
Investment		10.80%
Money Market		2.10%
Pre-Settlement		6.90%
Total		95.60%
Standardised approach (SA) [member]
Disclosure of credit risk exposure [line items]
Lending		4.00%
Investment		0.10%
Money Market		0.20%
Pre-Settlement		0.10%
Total		4.40%
Sovereigns [member]
Disclosure of credit risk exposure [line items]
Total	12.00%	12.30%
Sovereigns [member] | Advanced Internal Rating Based (AIRB) [member]
Disclosure of credit risk exposure [line items]
Lending		2.20%
Investment		7.90%
Money Market		1.70%
Pre-Settlement		0.20%
Total		12.00%
Sovereigns [member] | Standardised approach (SA) [member]
Disclosure of credit risk exposure [line items]
Lending		0.00%
Investment		0.10%
Money Market		0.20%
Pre-Settlement		0.00%
Total		0.30%
Financial institutions [Member]
Disclosure of credit risk exposure [line items]
Total	9.80%	10.50%
Financial institutions [Member] | Advanced Internal Rating Based (AIRB) [member]
Disclosure of credit risk exposure [line items]
Lending		3.10%
Investment		1.80%
Money Market		0.40%
Pre-Settlement		4.90%
Total		10.20%
Financial institutions [Member] | Standardised approach (SA) [member]
Disclosure of credit risk exposure [line items]
Lending		0.30%
Investment		0.00%
Money Market		0.00%
Pre-Settlement		0.10%
Total		0.30%
Loans to corporate entities [member]
Disclosure of credit risk exposure [line items]
Total	36.30%	36.50%
Loans to corporate entities [member] | Advanced Internal Rating Based (AIRB) [member]
Disclosure of credit risk exposure [line items]
Lending		32.80%
Investment		0.40%
Money Market		0.10%
Pre-Settlement		1.70%
Total		35.00%
Loans to corporate entities [member] | Standardised approach (SA) [member]
Disclosure of credit risk exposure [line items]
Lending		1.40%
Investment		0.00%
Money Market		0.00%
Pre-Settlement		0.00%
Total		1.50%
Residential Mortgages [member]
Disclosure of credit risk exposure [line items]
Total	35.30%	34.30%
Residential Mortgages [member] | Advanced Internal Rating Based (AIRB) [member]
Disclosure of credit risk exposure [line items]
Lending		33.40%
Investment		0.00%
Money Market		0.00%
Pre-Settlement		0.00%
Total		33.40%
Residential Mortgages [member] | Standardised approach (SA) [member]
Disclosure of credit risk exposure [line items]
Lending		0.90%
Investment		0.00%
Money Market		0.00%
Pre-Settlement		0.00%
Total		0.90%
Other retail [member]
Disclosure of credit risk exposure [line items]
Total	5.80%	5.60%
Other retail [member] | Advanced Internal Rating Based (AIRB) [member]
Disclosure of credit risk exposure [line items]
Lending		4.20%
Investment		0.00%
Money Market		0.00%
Pre-Settlement		0.00%
Total		4.20%
Other retail [member] | Standardised approach (SA) [member]
Disclosure of credit risk exposure [line items]
Lending		1.40%
Investment		0.00%
Money Market		0.00%
Pre-Settlement		0.00%
Total		1.40%
Securitisation [member]
Disclosure of credit risk exposure [line items]
Total	0.80%	0.80%
Securitisation [member] | Advanced Internal Rating Based (AIRB) [member]
Disclosure of credit risk exposure [line items]
Lending		0.10%
Investment		0.60%
Money Market		0.00%
Pre-Settlement		0.10%
Total		0.80%
Securitisation [member] | Standardised approach (SA) [member]
Disclosure of credit risk exposure [line items]
Lending		0.00%
Investment		0.00%
Money Market		0.00%
Pre-Settlement		0.00%
Total		0.00%
Advanced Internal Rating Based (AIRB) [member]
Disclosure of credit risk exposure [line items]
Lending	77.60%
Investment	9.10%
Money Market	2.70%
Pre-Settlement	5.50%
Total	94.90%
Advanced Internal Rating Based (AIRB) [member] | Sovereigns [member]
Disclosure of credit risk exposure [line items]
Lending	1.80%
Investment	7.00%
Money Market	2.40%
Pre-Settlement	0.40%
Total	11.60%
Advanced Internal Rating Based (AIRB) [member] | Financial institutions [Member]
Disclosure of credit risk exposure [line items]
Lending	3.90%
Investment	1.10%
Money Market	0.30%
Pre-Settlement	3.80%
Total	9.20%
Advanced Internal Rating Based (AIRB) [member] | Loans to corporate entities [member]
Disclosure of credit risk exposure [line items]
Lending	33.70%
Investment	0.40%
Money Market	0.10%
Pre-Settlement	1.30%
Total	35.50%
Advanced Internal Rating Based (AIRB) [member] | Residential Mortgages [member]
Disclosure of credit risk exposure [line items]
Lending	33.40%
Investment	0.00%
Money Market	0.00%
Pre-Settlement	0.00%
Total	33.40%
Advanced Internal Rating Based (AIRB) [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Lending	4.50%
Investment	0.00%
Money Market	0.00%
Pre-Settlement	0.00%
Total	4.50%
Advanced Internal Rating Based (AIRB) [member] | Securitisation [member]
Disclosure of credit risk exposure [line items]
Lending	0.20%
Investment	0.60%
Money Market	0.00%
Pre-Settlement	0.00%
Total	0.80%
Standardised approach (SA) [member]
Disclosure of credit risk exposure [line items]
Lending	4.70%
Investment	0.10%
Money Market	0.20%
Pre-Settlement	0.10%
Total	5.10%
Standardised approach (SA) [member] | Sovereigns [member]
Disclosure of credit risk exposure [line items]
Lending	0.20%
Investment	0.10%
Money Market	0.10%
Pre-Settlement	0.00%
Total	0.40%
Standardised approach (SA) [member] | Financial institutions [Member]
Disclosure of credit risk exposure [line items]
Lending	0.60%
Investment	0.00%
Money Market	0.00%
Pre-Settlement	0.10%
Total	0.60%
Standardised approach (SA) [member] | Loans to corporate entities [member]
Disclosure of credit risk exposure [line items]
Lending	0.80%
Investment	0.00%
Money Market	0.00%
Pre-Settlement	0.00%
Total	0.80%
Standardised approach (SA) [member] | Residential Mortgages [member]
Disclosure of credit risk exposure [line items]
Lending	1.90%
Investment	0.00%
Money Market	0.00%
Pre-Settlement	0.00%
Total	1.90%
Standardised approach (SA) [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Lending	1.30%
Investment	0.00%
Money Market	0.00%
Pre-Settlement	0.00%
Total	1.30%
Standardised approach (SA) [member] | Securitisation [member]
Disclosure of credit risk exposure [line items]
Lending	0.00%
Investment	0.00%
Money Market	0.00%
Pre-Settlement	0.00%
Total	0.00%